KKR CREDIT OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
AS OF JANUARY 31, 2022
(Stated in United States Dollars, unless otherwise noted)
		Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes
64.65%	Corporate Loans
	3.50%	Aerospace & Defense
		Amentum Services Inc	TL 2L 12/21			12/7/2029	United States	USD	2,767,140	$ 2,682,466	(a) (b) (f)
		EaglePicher Technologies LLC	TL 2L 02/18	LIBOR (1 month) + 7.25%	7.36%	3/8/2026	United States	USD	2,506,459	2,458,410	(d)
		Sequa Corp	TL 1L 07/20	LIBOR (3 months) + 6.75%	7.75%	11/28/2023	United States	USD	7,908,353	7,977,551	(d)
		Sequa Corp	TL 1L B 06/20	LIBOR (3 months) + 9.00%	10.00%	7/31/2025	United States	USD	396,887	413,358	(b) (d)
		Sequa Corp	TL 2L 07/20	LIBOR (3 months) + 10.75%	11.75%	4/28/2024	United States	USD	4,642,245	4,642,245	(d)
	1.61%	Alternative Carriers
		Segra	TL 1L B 08/21	LIBOR (1 month) + 4.50%	5.25%	10/4/2028	United States	USD	8,397,930	8,325,750	(d)
	3.12%	Apparel, Accessories & Luxury Goods
		Varsity Brands Inc	TL 1L 11/17	LIBOR (1 month) + 3.50%	4.50%	12/16/2024	United States	USD	16,453,827	16,201,919	(d)
	9.40%	Application Software
		Applied Systems Inc	TL 2L 02/21	LIBOR (1 month) + 5.50%	6.25%	9/19/2025	United States	USD	1,533,408	1,547,063	(d)
		Epicor Software Corp	TL 2L 07/20	LIBOR (1 month) + 7.75%	8.75%	7/31/2028	United States	USD	1,544,288	1,580,973	(d)
		Follett Software Co	Revolver 1L 08/21	LIBOR (3 month) + 5.75%	6.50%	8/31/2027	United States	USD	136,050	(626)	(b) (e)
		Follett Software Co	TL 1L 08/21	LIBOR (3 month) + 5.75%	6.50%	8/31/2028	United States	USD	1,549,717	1,542,588	(b) (d)
		Med-Metrix	TL 1L 09/21	LIBOR (1 month) + 6.00%	7.00%	9/15/2027	United States	USD	1,267,446	1,271,376	(a) (b) (d)
		Med-Metrix	TL 1L DD 09/21	LIBOR (3 month) + 6.00%	7.00%	9/15/2027	United States	USD	635,312	1,969	(a) (b)
		Misys Ltd	TL 1L 04/17	LIBOR (6 months) + 3.50%	4.50%	6/13/2024	United States	USD	3,153,412	3,147,074	(a) (d)
		Misys Ltd	TL 2L 04/17	LIBOR (6 months) + 7.25%	8.25%	6/13/2025	United States	USD	9,735,446	9,757,399	(a) (d)
		SAMBA Safety Inc	Revolver 1L 09/21	Prime + 4.75%	0.50%	9/1/2027	United States	USD	41,810	-	(a) (b)
		SAMBA Safety Inc	TL 1L 09/21	LIBOR (3 month) + 5.75%	6.75%	9/1/2027	United States	USD	470,320	471,120	(a) (b) (d)
		SAMBA Safety Inc	TL 1L DD 09/21	LIBOR (3 month) + 5.75%	1.00%	9/1/2027	United States	USD	104,520	178	(a) (b)
		Solera LLC	TL 2L 06/21	LIBOR (1 month) + 8.00%	9.00%	6/4/2029	United States	USD	16,105,314	16,387,157
		TIBCO Software Inc	TL 2L 02/20	LIBOR (1 month) + 7.25%	7.36%	3/3/2028	United States	USD	12,967,065	13,040,004
	0.40%	Auto Parts & Equipment
		Innovative XCessories & Services LLC	TL 1L 02/20	LIBOR (3 months) + 4.25%	5.00%	3/5/2027	United States	USD	1,238,949	1,222,434
		Rough Country LLC	TL 2L 07/21	LIBOR (3 months) + 6.50%	7.25%	7/30/2029	United States	USD	861,230	864,098
	4.44%	Broadcasting
		NEP Broadcasting LLC	TL 1L 05/20	LIBOR (3 months) + 8.25%	9.25%	6/1/2025	United States	USD	151,924	158,776	(b) (d)
		NEP Broadcasting LLC	TL 1L B 09/18	LIBOR (1 month) + 3.25%	3.36%	10/20/2025	United States	USD	15,545,372	15,253,896	(d)
		NEP Broadcasting LLC	TL 2L 09/18	LIBOR (1 month) + 7.00%	7.11%	10/19/2026	United States	USD	7,790,082	7,629,412	(d)
	1.16%	Building Products
		DiversiTech Holdings Inc	TL 2L B 12/21	LIBOR (3 months) + 6.75%	7.25%	12/15/2029	United States	USD	1,945,020	1,962,039	(d)
		VC GB Holdings Inc (Visual Comfort)	TL 2L 06/21	LIBOR (3 months) + 6.75%	7.25%	7/23/2029	United States	USD	4,110,401	4,059,042
	0.52%	Commercial Printing
		Multi-Color Corp	TL 1L B 10/21	LIBOR (3 months) + 5.00%	5.50%	10/22/2028	United States	USD	2,675,500	2,694,309
	3.15%	Construction & Engineering
		Brand Energy & Infrastructure Services Inc	TL 1L 05/17	LIBOR (3 months) + 4.25%	5.25%	6/21/2024	United States	USD	719,599	706,557	(d)
		Total Safety US Inc	TL 1L B 07/19	LIBOR (3 months) + 6.00%	7.00%	8/18/2025	United States	USD	6,799,407	6,729,543	(d)
		USIC Holdings Inc	TL 2L 05/21	LIBOR (1 month) + 6.50%	7.25%	5/14/2029	United States	USD	2,682,939	2,710,439	(d)
		Yak Access LLC	TL 1L B 05/18	LIBOR (3 months) + 5.00%	5.18%	7/11/2025	United States	USD	6,909,217	6,191,418
	1.63%	Construction Machinery & Heavy Trucks
		Accuride Corp	TL 1L B 10/17	LIBOR (3 months) + 5.25%	6.25%	11/17/2023	United States	USD	8,708,214	8,428,854	(d)
	0.39%	Data Processing & Outsourced Services
		Encora Digital Inc	TL 1L 12/21	LIBOR (3 month) + 5.50%	6.00%	12/13/2028	Cayman Islands	USD	1,652,370	1,624,445	(a) (b) (d)
		Encora Digital Inc	TL 1L 12/21	LIBOR (6 months) + 9.75%	9.75%	12/13/2029	Cayman Islands	USD	437,979	424,840	(a) (b)
		Encora Digital Inc	TL 1L DD 12/21	LIBOR (3 month) + 5.50%	6.00%	12/13/2028	Cayman Islands	USD	398,160	(6,729)	(a) (b) (e)
	0.14%	Department Stores
		Belk Inc	TL 1L 02/21	LIBOR (3 months) + 7.50%	8.50%	7/31/2025	United States	USD	53,180	53,192	(a) (d)
		Belk Inc	TL 1L EXIT 02/21	10%	10.00%	7/31/2025	United States	USD	937,266	687,719	(a)
	0.59%	Distributors
		Parts Town LLC	TL 1L 11/21	LIBOR (3 month) + 5.50%	6.25%	11/1/2028	United States	USD	1,776,064	1,756,528	(a) (b) (d)
		Parts Town LLC	TL 1L DD 11/21	LIBOR (3 month) + 5.50%	6.25%	11/1/2028	United States	USD	1,297,572	1,283,299	(a) (b)
	0.02%	Diversified Metals & Mining
		Foresight Energy LLC	TL 1L A 06/20	LIBOR (1 month) + 8.00%	9.50%	6/30/2027	United States	USD	123,393	123,393	(a) (b)
	0.26%	Diversified Support Services
		Access CIG LLC	TL 2L 02/18	LIBOR (1 month) + 7.75%	7.85%	2/27/2026	United States	USD	143,000	143,045	(d)
		VFS Global Services Pvt Ltd	TL 1L B 06/17	PIBOR (6 months) + 4.00%	4.11%	7/29/2024	Luxembourg	GBP	711,402	950,132	(d)
		Viad Corp	TL 1L B 07/21	LIBOR (3 months) + 5.00%	5.50%	7/28/2028	United States	USD	270,411	269,818	(d)
	1.59%	Education Services
		Jostens Inc	TL 1L 12/18	LIBOR (6 months) + 5.50%	5.66%	12/19/2025	United States	USD	8,244,635	8,269,575	(d)
	0.72%	Electronic Equipment & Instruments
		Excelitas Technologies Corp	TL 2L 10/17	LIBOR (3 months) + 7.50%	8.50%	12/1/2025	United States	USD	3,690,005	3,710,780	(d)
	0.15%	Financial Exchanges & Data
		IntraFi Network LLC	TL 2L 11/21	LIBOR (1 month) + 6.25%	6.75%	11/5/2029	United States	USD	751,420	753,302
	5.21%	Health Care Equipment
		Drive DeVilbiss Healthcare LLC	TL 1L 03/21	LIBOR (3 months) + 5.50%	10.50%	6/1/2025	United States	USD	19,430,061	19,090,035	(d)
		Orchid Orthopedic Solutions LLC	TL 1L 02/19	LIBOR (3 months) + 4.50%	4.72%	3/5/2026	United States	USD	6,991,576	6,607,039
		PartsSource Inc	Revolver 1L 10/21	LIBOR (3 month) + 5.75%	6.50%	8/23/2026	United States	USD	87,104	(1,481)	(a) (b) (e)
		PartsSource Inc	TL 1L 10/21	LIBOR (3 month) + 5.75%	6.50%	8/23/2028	United States	USD	1,335,616	1,312,911	(a) (b) (d)
		PartsSource Inc	TL 1L DD 08/21	LIBOR (3 month) + 5.75%	1.00%	8/23/2028	United States	USD	464,562	(7,898)	(a) (b) (e)
	0.44%	Health Care Facilities
		ScionHealth	TL 1L B 12/21	LIBOR (1 month) + 5.25%	5.75%	12/17/2028	United States	USD	2,458,280	2,286,200
		Affordable Care Inc	Revolver 1L 08/21	LIBOR (3 month) + 5.50%	0.50%	8/2/2027	United States	USD	177,081	(1,027)	(a) (b) (e)
		Affordable Care Inc	TL 1L 08/21	LIBOR (3 months) + 5.50%	6.25%	8/2/2028	United States	USD	1,599,937	1,590,657	(a) (b) (d)
		Affordable Care Inc	TL 1L DD 08/21	LIBOR (3 month) + 5.50%	0.54%	8/2/2028	United States	USD	599,463	805	(a) (b)
		American Vision Partners	Revolver 1L 09/21	LIBOR (3 month) + 5.75%	0.50%	9/30/2026	United States	USD	158,140	(1,392)	(a) (b) (e)
		American Vision Partners	TL 1L 09/21	LIBOR (3 month) + 5.75%	6.50%	9/30/2027	United States	USD	1,924,467	1,907,531	(a) (b) (d)
		American Vision Partners	TL 1L DD 09/21	LIBOR (3 month) + 5.75%	1.00%	9/30/2027	United States	USD	790,690	(6,958)	(a) (b) (e)
		Novotech Pty Ltd	TL 1L 01/22	SOFR (3 month) + 5.75%	6.25%	1/13/2028	Australia	USD	1,144,851	1,119,092	(a) (b)
		Novotech Pty Ltd	TL 1L 01/22	BBSW (3 month) + 5.75%	5.75%	1/13/2028	Australia	AUD	1,579,895	1,091,257	(a) (b)
		Novotech Pty Ltd	TL 1L DD 01/22	SOFR (1 month) + 5.75%	6.25%	1/13/2028	Australia	USD	266,244	(5,990)	(a) (b) (e)
		Paradigm Acquisition Corp	TL 2L 10/18 LC	LIBOR (3 month) + 7.50%	7.85%	10/26/2026	United States	USD	11,538	11,365
	0.07%	Health Care Technology
		athenahealth Inc	TL 1L 01/22	SOFR + 3.50%	4.00%	1/27/2029	United States	USD	367,585	366,283	(a) (d)
		athenahealth Inc	TL 1L DD 01/22	SOFR + 3.50%	0.00%	1/27/2029	United States	USD	54,442	(193)	(a) (d) (e) (f)
	0.59%	Hotels, Resorts & Cruise Lines
		B&B Hotels SAS	TL 1L B3A 01/20	EURIBOR(6 months) + 3.88%	3.88%	7/31/2026	France	EUR	1,886,660	2,050,356	(d)
		B&B Hotels SAS	TL 1L B4 03/21	EURIBOR(6 months) + 5.50%	5.50%	7/31/2026	France	EUR	337,480	378,052
		Piolin BidCo SAU	TL 1L B 05/20	EURIBOR(3 months) + 7.50%	7.50%	9/16/2026	Spain	EUR	539,891	612,527	(d)
	2.68%	Household Products
		Polyconcept North America Inc	TL 1L B 08/16	LIBOR (6 months) + 4.50%	5.50%	8/16/2023	United States	USD	13,910,310	13,899,877	(d)
	1.69%	Human Resource & Employment Services
		Insight Global LLC	Revolver 1L 09/21	LIBOR (3 months) + 6.00%	2.90%	9/22/2027	United States	USD	427,591	240,306	(b)
		Insight Global LLC	TL 1L 09/21	LIBOR (3 months) + 6.00%	6.75%	9/22/2028	United States	USD	5,442,343	5,371,593	(b) (d)
		Oxford Global Resources LLC	Revolver 1L 08/21	LIBOR (3 months) + 6.00%	2.89%	8/17/2027	United States	USD	128,823	66,988	(b)
		Oxford Global Resources LLC	TL 1L 08/21	LIBOR (3 months) + 6.00%	7.00%	8/17/2027	United States	USD	1,490,605	1,493,586	(b) (d)
		Oxford Global Resources LLC	TL 1L DD 08/21	LIBOR (3 months) + 6.00%	1.00%	8/17/2027	United States	USD	257,645	515	(b)
		SIRVA Worldwide Inc	TL 1L 07/18	LIBOR (3 months) + 5.50%	5.65%	8/4/2025	United States	USD	1,660,507	1,550,083
		SIRVA Worldwide Inc	TL 2L 07/18	LIBOR (3 months) + 9.50%	9.73%	8/3/2026	United States	USD	59,000	51,182
	0.45%	Industrial Machinery
		CPM Holdings Inc	TL 2L 10/18	LIBOR (1 month) + 8.25%	8.35%	11/16/2026	United States	USD	371,172	372,100	(d)
		Engineered Machinery Holdings Inc	TL 2L 08/21	LIBOR (3 months) + 6.00%	6.75%	5/21/2029	United States	USD	297,640	301,360
		Time Manufacturing Co	Revolver 1L 12/21	LIBOR (3 month) + 6.50%	7.25%	12/1/2027	United States	USD	153,560	80,274	(a) (b)
		Time Manufacturing Co	TL 1L 12/21	LIBOR (3 month) + 6.50%	7.25%	12/1/2027	United States	USD	930,733	909,605	(a) (b)
		Time Manufacturing Co	TL 1L 12/21	EURIBOR (3 month) + 6.50%	7.25%	12/1/2027	Germany	EUR	600,000	660,071	(a) (b)
		Time Manufacturing Co	TL 1L DD 12/21	LIBOR (3 month) + 6.50%	7.25%	12/1/2027	United States	USD	279,199	(6,338)	(a) (b) (e)
	0.92%	Insurance Brokers
		Alera Group Intermediate Holdings Inc	TL 1L 09/21	LIBOR (1 month) + 5.50%	6.25%	10/2/2028	United States	USD	661,871	654,524	(a) (b) (d)
		Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	LIBOR (1 month) + 5.50%	3.58%	10/2/2028	United States	USD	188,045	179,548	(a) (b)
		Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	LIBOR (3 month) + 5.50%	6.25%	10/2/2028	United States	USD	540,718	(6,002)	(a) (b) (e)
		Foundation Risk Partners Corp	Revolver 1L 10/21	LIBOR (3 month) + 5.75%	6.50%	10/29/2027	United States	USD	141,750	(1,233)	(a) (b) (e)
		Foundation Risk Partners Corp	TL 1L 10/21	LIBOR (3 month) + 5.75%	6.50%	10/29/2028	United States	USD	1,342,420	1,330,741	(a) (b) (d)
		Foundation Risk Partners Corp	TL 1L DD 10/21	LIBOR (3 month) + 5.75%	6.50%	10/29/2028	United States	USD	291,830	164,221	(a) (b)
		Galway Partners Holdings LLC	Revolver 1L 09/21	LIBOR (3 months) + 5.25%	0.50%	9/30/2027	United States	USD	205,492	(3,699)	(b) (e)
		Galway Partners Holdings LLC	TL 1L 09/21	LIBOR (3 months) + 5.25%	6.00%	9/29/2028	United States	USD	2,550,374	2,504,467	(b) (d)
		Galway Partners Holdings LLC	TL 1L DD 09/21	LIBOR (3 months) + 5.25%	0.50%	9/29/2028	United States	USD	384,889	(6,928)	(b) (e)
		Integrity Marketing Group LLC	TL 1L DD 12/21	LIBOR (3 months) + 5.50%	6.25%	8/27/2025	United States	USD	2,952,345	(22,143)	(a) (b) (e)
	2.41%	IT Consulting & Other Services
		3Pillar Global Inc	Revolver 1L 11/21	LIBOR (3 months) + 6.00%	6.75%	11/23/2026	United States	USD	186,240	(913)	(a) (b) (e)
		3Pillar Global Inc	TL 1L 11/21	LIBOR (3 months) + 6.00%	6.75%	11/23/2027	United States	USD	1,955,513	1,945,931	(a) (b) (d)
		3Pillar Global Inc	TL 1L DD 11/21	LIBOR (3 months) + 6.00%	6.75%	11/23/2027	United States	USD	620,800	(3,042)	(a) (b) (e)
		PSAV Inc	TL 1L B1 12/20	LIBOR (6 months) + 3.25%	4.50%	3/3/2025	United States	USD	9,365,796	8,713,141
		PSAV Inc	TL 1L B3 12/20	15%	15.00%	10/15/2026	United States	USD	597,331	696,637	(d)
		PSAV Inc	TL 2L 02/18	LIBOR (3 months) + 7.25%	8.25%	9/1/2025	United States	USD	1,403,630	1,133,431
	1.15%	Leisure Facilities
		ClubCorp Club Operations Inc	TL 1L B 08/17	LIBOR (3 months) + 2.75%	2.97%	9/18/2024	United States	USD	1,010,395	974,582
		United PF Holdings LLC	TL 1L 01/20	LIBOR (3 months) + 4.00%	4.31%	12/30/2026	United States	USD	5,069,981	4,944,499	(d)
		United PF Holdings LLC	TL 1L 06/20	LIBOR (3 months) + 8.50%	9.50%	12/30/2026	United States	USD	56,273	56,413	(d)
	2.47%	Leisure Products
		Areas Worldwide SASU	TL 1L B1 06/19	EURIBOR(6 months) + 4.75%	4.75%	7/1/2026	Spain	EUR	12,328,214	12,806,556	(d)
	1.10%	Life Sciences Tools & Services
		PAREXEL International Corp	TL 2L 07/21	LIBOR (1 month) + 6.50%	7.00%	11/15/2029	United States	USD	5,766,010	5,710,656	(b)
	1.05%	Marine Ports & Services
		Direct ChassisLink Inc	TL 2L B 04/19	LIBOR (3 months) + 6.75%	6.99%	4/10/2026	United States	USD	5,418,720	5,452,587	(d)
	0.20%	Movies & Entertainment
		Cast & Crew Entertainment Services LLC	TL 1L 01/19	LIBOR (1 month) + 3.50%	3.81%	2/9/2026	United States	USD	1,046,519	1,046,592	(d)
	0.54%	Oil & Gas Equipment & Services
		Caprock Midstream LLC	TL 1L B 10/18	LIBOR (1 month) + 4.75%	4.86%	11/3/2025	United States	USD	2,416,124	2,417,634
		ChampionX Corp	TL 1L B 05/20	LIBOR (6 months) + 5.00%	6.00%	6/3/2027	United States	USD	368,769	374,225	(d)
	0.17%	Personal Products
		Pretium Packaging LLC	TL 1L 09/21	LIBOR (6 months) + 4.00%	4.50%	10/2/2028	United States	USD	65,870	65,948	(d)
		Pretium Packaging LLC	TL 2L 09/21	LIBOR (3 months) + 6.75%	7.25%	10/1/2029	United States	USD	810,470	808,444	(b) (d)
	0.62%	Property & Casualty Insurance
		Alacrity Solutions Group LLC	Revolver 1L 12/21	PRIME (3 month) + 4.25%	0.50%	12/22/2027	United States	USD	505,280	16,977	(b)
		Alacrity Solutions Group LLC	TL 1L 12/21	LIBOR (1 month) + 5.25%	6.00%	12/22/2028	United States	USD	3,244,720	3,207,730	(b) (d)
	0.94%	Real Estate Operating Companies
		Opendoor Labs Inc	TL 2L DD 10/21	10.00%	10.00%	4/1/2026	United States	USD	11,000,000	4,886,391	(a) (b)
	0.43%	Real Estate Services
		SitusAMC Holdings Corp	TL 1L 12/21	LIBOR (3 month) + 5.75%	6.50%	12/22/2027	United States	USD	2,236,030	2,213,700	(a) (b) (d)
	0.17%	Research & Consulting Services
		Element Materials Technology Group US Holdings Inc	TL 1L B 05/17	LIBOR (3 months) + 3.50%	4.50%	6/28/2024	United States	USD	78,795	78,805	(d)
		TMF Group Holding BV	TL 2L 12/17	EURIBOR(6 months) + 6.88%	6.88%	5/4/2026	Netherlands	EUR	693,210	780,440
	0.09%	Security & Alarm Services
		Monitronics International Inc	TL 1L EXIT 08/19	LIBOR (1 month) + 7.50%	8.75%	3/29/2024	United States	USD	518,154	441,296
	0.96%	Specialized Consumer Services
		KinderCare Education LLC	TL 1L B 09/18	LIBOR (3 months) + 3.75%	4.75%	2/21/2025	United States	USD	1,263,449	1,248,710	(d)
		Lakefield Veterinary Group	TL 1L 11/21	LIBOR (1 month) + 5.50%	6.25%	11/23/2028	United States	USD	2,221,732	2,193,516	(b) (d)
		Lakefield Veterinary Group	TL 1L DD 11/21	LIBOR (1 month) + 5.50%	6.25%	11/23/2028	United States	USD	1,269,560	214,937	(b)
		Learning Care Group Inc	TL 1L B 05/20	LIBOR (6 months) + 8.50%	9.50%	3/13/2025	United States	USD	277,632	280,178
		Learning Care Group Inc	TL 2L 03/18	LIBOR (6 months) + 7.50%	8.50%	3/13/2026	United States	USD	194,997	194,145	(d)
		SavATree LLC	Revolver 1L 10/21	LIBOR (3 month) + 5.50%	6.25%	10/12/2028	United States	USD	128,932	(1,135)	(a) (b) (e)
		SavATree LLC	TL 1L 10/21	LIBOR (3 month) + 5.50%	6.25%	10/12/2028	United States	USD	850,954	843,465	(a) (b)
		SavATree LLC	TL 1L DD 10/21	LIBOR (3 month) + 5.50%	6.25%	10/12/2028	United States	USD	154,719	(1,362)	(a) (b) (e)
	0.62%	Specialized REITs
		Pretium Partners LLC P2	TL 1L 12/21	11.00%	11.00%	12/16/2029	United States	USD	3,270,612	3,205,200	(a) (b)
	4.67%	Specialty Chemicals
		Aruba Investments Inc	TL 2L 10/20	LIBOR (6 months) + 7.75%	8.50%	11/24/2028	United States	USD	465,220	469,872	(d)
		Flint Group GmbH	TL 1L 01/17	LIBOR (3 months) + 4.25%	0.75%	9/21/2023	Germany	USD	1,703,796	1,696,342	(a)
		Flint Group GmbH	TL 1L B 04/14	EURIBOR(3 months) + 4.25%	0.75%	9/21/2023	Germany	EUR	5,105,821	5,703,874	(a)
		Flint Group GmbH	TL 1L B3 05/15	EURIBOR(3 months) + 4.25%	0.75%	9/21/2023	Germany	EUR	104,697	116,960	(a)
		Flint Group GmbH	TL 1L B4 11/15	EURIBOR(3 months) + 4.25%	0.75%	9/21/2023	Germany	EUR	906,620	1,012,814	(a)
		Flint Group GmbH	TL 1L B5 02/17	EURIBOR(3 months) + 4.25%	0.75%	9/21/2023	Germany	EUR	665,051	742,950	(a)
		Flint Group GmbH	TL 1L B6 03/17	EURIBOR(3 months) + 4.25%	0.75%	9/21/2023	Germany	EUR	52,261	58,382	(a)
		Flint Group GmbH	TL 1L B7 04/14	EURIBOR(3 months) + 4.25%	0.75%	9/21/2023	Germany	EUR	115,936	129,515	(a)
		Flint Group GmbH	TL 1L C 04/14	LIBOR (3 months) + 4.25%	0.75%	9/21/2023	United States	USD	282,859	281,621	(a)
		Vantage Specialty Chemicals Inc	TL 1L B 10/17	LIBOR (3 months) + 3.50%	4.50%	10/28/2024	United States	USD	13,179,626	12,985,226	(a)
		Vantage Specialty Chemicals Inc	TL 2L 10/17	LIBOR (3 months) + 8.25%	9.25%	10/27/2025	United States	USD	1,045,139	1,026,849	(a) (d)
	0.64%	Tires & Rubber
		American Tire Distributors Inc	TL 1L B 10/21	LIBOR (3 months) + 6.25%	7.00%	10/8/2028	United States	USD	3,274,880	3,302,847	(d)
	0.48%	Trucking
		Kenan Advantage Group Inc/The	TL 2L 08/21	LIBOR (1 month) + 7.25%	8.00%	9/1/2027	United States	USD	2,498,320	2,492,074
	Total Corporate Loans (Amortized Cost $333,156,330)								356,211,742	$335,251,639

61.47%	High Yield Securities
	0.42%	Aerospace & Defense
		VistaJet Malta Finance PLC / XO Management Holding Inc	6.375% 02/2030 144A		6.38%	2/1/2030	Malta	USD	2,205,000	$ 2,194,659	(d) (h)
	1.04%	Airlines
		American Airlines Group Inc	3.750% 03/2025 144A		3.75%	3/1/2025	United States	USD	5,809,000	5,383,520	(h)
	1.24%	Alternative Carriers
		Zayo Group LLC	6.125% 03/2028 144A		6.13%	3/1/2028	United States	USD	6,815,000	6,446,308	(h)
	0.46%	Apparel, Accessories & Luxury Goods
		Varsity Brands Inc	L+8.000% 12/2024 144A		9.00%	12/22/2024	United States	USD	2,387,000	2,387,000	(b) (h)
	1.67%	Application Software
		Cision Ltd	9.500% 02/2028 144A		9.50%	2/15/2028	United States	USD	8,356,000	8,650,633	(h)
	2.47%	Auto Parts & Equipment
		BBB Industries LLC	9.250% 08/2025 144A		9.25%	8/1/2025	United States	USD	3,456,000	3,715,632	(h)
		Wheel Pros Inc	6.500% 05/2029 144A		6.50%	5/15/2029	United States	USD	9,741,000	9,071,306	(h)
	1.84%	Automotive Retail
		Mavis Discount Tire Inc	6.500% 05/2029 144A		6.50%	5/15/2029	United States	USD	9,949,000	9,537,708	(h)
	0.59%	Biotechnology
		Intercept Pharmaceuticals Inc	3.250% 07/2023 (Convertible)		3.25%	7/1/2023	United States	USD	189,000	180,082
		Radius Health Inc	3.000% 09/2024		3.00%	9/1/2024	United States	USD	2,953,000	2,884,747	(d)
	0.61%	Broadcasting
		Spotify USA Inc	0.000% 03/2026 144A		0.00%	3/15/2026	Sweden	USD	3,597,000	3,156,842	(g) (h)
	8.95%	Building Products
		Acproducts Inc (aka Cabinetworks)	6.375% 05/2029 144A		6.38%	5/15/2029	United States	USD	12,209,000	11,211,952	(h)
		LBM Borrower LLC	6.250% 01/2029 144A		6.25%	1/15/2029	United States	USD	7,871,000	7,512,870	(d) (h)
		LBM Borrower LLC	7.750% 04/2027 144A (PIK Toggle Notes)		7.75%	4/1/2027	United States	USD	8,550,000	8,359,506	(d) (h)
		MI Windows and Doors Inc	5.500% 02/2030 144A		5.50%	2/1/2030	United States	USD	2,045,000	2,029,335	(d) (h)
		PrimeSource Building Products Inc	5.625% 02/2029 144A		5.63%	2/1/2029	United States	USD	8,400,000	7,674,954	(h)
		PrimeSource Building Products Inc	6.750% 08/2029 144A		6.75%	8/1/2029	United States	USD	7,522,000	7,136,197	(h)
		SRS Distribution Inc	6.000% 12/2029 144A		6.00%	12/1/2029	United States	USD	2,569,000	2,499,136	(d) (h)
	1.98%	Cable & Satellite
		CSC Holdings LLC (Altice USA)	5.000% 11/2031 144A		5.00%	11/15/2031	United States	USD	2,754,000	2,484,934	(d) (h)
		CSC Holdings LLC (Altice USA)	5.750% 01/2030 144A		5.75%	1/15/2030	United States	USD	5,101,000	4,813,508	(d) (h)
		RCN Grande (Radiate)	6.500% 09/2028 144A		6.50%	9/15/2028	United States	USD	3,085,000	2,982,054	(d) (h)
	1.27%	Commercial Printing
		Multi-Color Corp	10.500% 07/2027 144A		10.50%	7/15/2027	United States	USD	4,947,000	5,088,633	(d) (h)
		Multi-Color Corp	5.875% 10/2028 144A		5.88%	11/1/2028	United States	USD	1,497,000	1,484,837	(d) (h)
	2.39%	Commodity Chemicals
		Cornerstone Chemical Co	6.750% 08/2024 144A		6.75%	8/15/2024	United States	USD	8,764,000	7,663,329	(d) (h)
		SI Group Inc	6.750% 05/2026 144A		6.75%	5/15/2026	United States	USD	4,943,000	4,727,016	(d) (h)
	0.34%	Construction & Engineering
		Maxim Crane Works LP / Maxim Finance Corp	10.125% 08/2024 144A		10.13%	8/1/2024	United States	USD	1,732,000	1,784,202	(d) (h)
	0.12%	Construction Materials
		Cemex Materials LLC	7.700% - 07/2025		7.70%	7/21/2025	United States	USD	554,000	617,987	(d) (h)
	2.02%	Data Processing & Outsourced Services
		West Corp	8.500% 10/2025 144A		8.50%	10/15/2025	United States	USD	4,143,000	4,062,626	(d) (h)
		Xerox Business Services /Conduent	6.000% 11/2029 144A		6.00%	11/1/2029	United States	USD	6,482,000	6,392,840	(h)
	0.00%	Department Stores
		JC Penney Corp Inc	8.625% 03/2025 144A		0.00%	3/15/2025	United States	USD	97,819	-	(b) (c) (h)
	2.79%	Electronic Components
		CommScope Inc	6.000% 06/2025 144A		6.00%	6/15/2025	United States	USD	7,686,000	7,499,238	(d) (h)
		CommScope Inc	7.125% 07/2028 144A		7.13%	7/1/2028	United States	USD	6,833,000	6,380,280	(d) (h)
		CommScope Inc	8.250% 03/2027 144A		8.25%	3/1/2027	United States	USD	577,000	565,460	(d) (h)
	1.11%	Health Care Equipment
		Haemonetics Corp	0.000% 03/2026 144A (Convertible)		0.00%	3/1/2026	United States	USD	6,892,000	5,774,317	(d) (f) (g) (h)
	3.54%	Health Care Facilities
		CHS/Community Health Systems, Inc.	6.125% 04/2030 144A		6.13%	4/1/2030	United States	USD	2,234,000	2,130,342	(h)
		CHS/Community Health Systems, Inc.	6.875% 04/2028 144A		6.88%	4/1/2028	United States	USD	3,254,000	3,092,927	(d) (h)
		CHS/Community Health Systems, Inc.	6.875% 04/2029 144A		6.88%	4/15/2029	United States	USD	599,000	593,208	(d) (h)
		LifePoint Hospitals Inc	5.375% 01/2029 144A		5.38%	1/15/2029	United States	USD	6,718,000	6,398,660	(h)
		Radiology Partners Inc	9.250% 02/2028 144A		9.25%	2/1/2028	United States	USD	6,137,000	6,119,939	(h)
	0.55%	Health Care Technology
		athenahealth Inc	6.500% 02/2030 144A		6.50%	2/15/2030	United States	USD	2,859,000	2,856,498	(a) (d) (h)
	9.15%	Hotels, Resorts & Cruise Lines
		Carnival Corp	5.750% 03/2027 144A		5.75%	3/1/2027	United States	USD	12,506,000	12,024,769	(h)
		Carnival Corp	6.000% 05/2029 144A		6.00%	5/1/2029	United States	USD	6,033,000	5,811,921	(d) (h)
		NCL Corp Ltd	6.125% 03/2028 144A		6.13%	3/15/2028	United States	USD	6,703,000	6,353,137	(d) (h)
		Royal Caribbean Cruises Ltd	5.500% 04/2028 144A		5.50%	4/1/2028	United States	USD	12,840,000	12,488,762	(h)
		Viking Cruises Ltd	7.000% 02/2029 144A		7.00%	2/15/2029	United States	USD	11,227,000	10,764,055	(d) (h)
	0.99%	Industrial Conglomerates
		Unifrax I LLC / Unifrax Holding Co	5.250% 09/2028 144A		5.25%	9/30/2028	United States	USD	3,573,000	3,517,225	(a) (d) (h)
		Unifrax I LLC / Unifrax Holding Co	7.500% 09/2029 144A		7.50%	9/30/2029	United States	USD	1,674,000	1,624,023	(a) (h)
	3.69%	Insurance Brokers
		Alliant Holdings I Inc	5.875% 11/2029 144A		5.88%	11/1/2029	United States	USD	2,014,000	1,976,973	(h)
		National Financial Partners Corp	6.875% 08/2028 144A		6.88%	8/15/2028	United States	USD	17,998,000	17,148,944	(d) (h)
	0.72%	Integrated Oil & Gas
		Occidental Petroleum Corp	4.100% 02/2047		4.10%	2/15/2047	United States	USD	2,053,000	1,880,343
		Occidental Petroleum Corp	4.200% 03/2048		4.20%	3/15/2048	United States	USD	1,986,000	1,850,326	(d)
	2.97%	Leisure Facilities
		ClubCorp Club Operations Inc	8.500% 09/2025 144A		8.50%	9/15/2025	United States	USD	4,022,000	3,775,230	(h)
		Merlin Entertainments PLC	4.500% 11/2027 144A		4.50%	11/15/2027	Ireland	EUR	3,444,000	3,732,918	(d) (h)
		Merlin Entertainments PLC	5.750% 06/2026 144A		5.75%	6/15/2026	United Kingdom	USD	469,000	487,453	(h)
		Merlin Entertainments PLC	6.625% 11/2027 144A		6.63%	11/15/2027	Ireland	USD	7,389,000	7,383,754	(d) (h)
	0.90%	Oil & Gas Exploration & Production
		Chesapeake Energy Corp	6.750% 04/2029 144A		6.75%	4/15/2029	United States	USD	4,366,000	4,675,418	(d) (h)
		Genesis Energy	5.625% 06/2024		5.63%	6/15/2024	United States	USD	7,103,000	7,040,707	(d)
		Genesis Energy	6.500% 10/2025		6.50%	10/1/2025	United States	USD	5,284,000	5,178,399	(d)
		Global Partners LP / GLP Finance Corp	6.875% 01/2029		6.88%	1/15/2029	United States	USD	613,000	635,258
		Global Partners LP / GLP Finance Corp	7.000% 08/2027		7.00%	8/1/2027	United States	USD	415,000	429,106	(d)
		Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	6.000% 03/2027 144A		6.00%	3/1/2027	United States	USD	39,000	39,731	(h)
	0.61%	Property & Casualty Insurance
		Aspen Insurance Holdings Ltd	7.625% 10/2025 144A (PIK Toggle)		7.63%	10/15/2025	Bermuda	USD	3,028,730	3,138,733	(d) (h)
	3.21%	Specialty Stores
		Douglas Holding AG	6.000% 04/2026 144A		6.00%	4/8/2026	Germany	EUR	8,654,000	9,536,699	(a) (d) (h)
		Douglas Holding AG	8.250% 10/2026 SUN 144A		9.00%	10/1/2026	Germany	EUR	6,597,665	7,094,463	(a) (d) (h)
	1.27%	Trading Companies & Distributors
		TruckPro LLC	11.000% 10/2024 144A		11.00%	10/15/2024	United States	USD	3,746,000	4,080,817	(d) (h)
		White Cap Construction Supply Inc	6.875% 10/2028 144A		6.88%	10/15/2028	United States	USD	2,443,000	2,509,669	(d) (h)
	Total High Yield Securities (Amortized Cost $330,656,484)								328,732,214	$ 318,724,055

5.86%	Asset Backed Securities
	5.86%	Specialized Finance
		Aimco CDO	AIMCO 2021-16A E		6.42%	1/17/2035	United States	USD	1,075,210	$ 1,075,113	(b) (h)
		ALM Loan Funding Ltd	ALM 2020-1A D		6.24%	10/15/2029	United States	USD	865,360	865,360	(b) (h)
		ARES CLO Ltd	Ares European CLO XV Class E		3.20%	1/15/2036	Ireland	EUR	879,000	984,393	(b) (h)
		Ballyrock CDO Ltd	BALLY 2020-14A D		7.25%	1/20/2034	United States	USD	250,000	249,938	(b) (d) (h)
		Ballyrock CLO Ltd	BALLY 2019-1A DR		6.99%	7/15/2032	United States	USD	431,180	430,384	(b) (h)
		Battalion CLO Ltd	BATLN 2021-22A E Mtge		7.07%	1/22/2035	United States	USD	383,168	380,512	(b) (h)
		Broad River BSL Funding CLO	BDRVR 2020-1A ER		6.75%	7/20/2034	United States	USD	1,500,000	1,500,761	(b) (h)
		Carlyle Global Market Strategies	CGMS 2020-2A DR		6.96%	1/25/2035	United States	USD	640,460	636,054	(b) (h)
		Carlyle Global Market Strategies	CGMS 2021-8A E		6.63%	10/15/2034	United States	USD	370,690	368,127	(b) (h)
		Carlyle Global Market Strategies	CGMS 2021-9A E Mtge		6.88%	10/20/2034	United States	USD	819,560	814,049	(b) (h)
		CarVal CLO	CARVL 2021-1A E		6.85%	7/20/2034	United States	USD	2,000,000	1,987,421	(b) (h)
		CarVal CLO	CARVL 2021-2A E		6.96%	10/15/2034	United States	USD	446,919	447,144	(b) (h)
		CFIP CLO Ltd	CFIP 2021-1A E		7.17%	1/20/2035	United States	USD	445,082	429,310	(b) (h)
		CIFC Funding Ltd	CIFC 2021-7A E		6.53%	1/23/2035	United States	USD	644,186	639,553	(b) (h)
		CVC Cordatus Loan Fund XVIII DAC	CORDA 18A ER		6.06%	7/29/2034	Ireland	EUR	1,198,000	1,330,556	(b) (h)
		Dryden Senior Loan Fund	DRSLF 2021-92A E		6.63%	11/20/2034	United States	USD	463,342	460,023	(b) (h)
		Eaton Vance CDO Ltd	EATON 2020-2A ER		6.74%	1/15/2035	United States	USD	510,460	510,464	(b) (h)
		Elmwood CLO	ELMW5 2020-2A ER		6.35%	10/20/2034	United States	USD	1,500,000	1,501,848	(b) (h)
		Elmwood CLO	ELMW6 2020-3A ER		6.75%	10/20/2034	United States	USD	558,701	555,768	(b) (h)
		Golub Capital Partners CLO Ltd	GCBSL 2021-58A E		7.01%	1/25/2035	United States	USD	549,013	548,934	(b) (h)
		Guardia 1 Ltd	GUARD 2019-1A D		7.11%	10/20/2037	United States	USD	1,550,000	1,457,630	(b) (h)
		Gulf Stream Meridian	GSM 2021-6A D		6.48%	1/15/2037	United States	USD	1,118,253	1,107,070	(b) (h)
		Madison Park Funding Ltd	MDPK 2021-52A E		6.72%	1/22/2035	United States	USD	742,891	742,895	(b) (h)
		Madison Park Funding Ltd	MDPK 2021-59A E		0.00%	1/18/2034	United States	USD	814,787	815,162	(b) (f) (h)
		Morgan Stanley Eaton Vance CLO Ltd	MSEV 2021-1A E		6.88%	10/20/2034	United States	USD	520,000	519,444	(b) (h)
		Neuberger Berman CLO Ltd	NEUB 2021-46A E		6.46%	1/20/2036	United States	USD	1,067,761	1,067,790	(b) (h)
		Oak Hill Credit Partners	OAKC 2021-10A E		6.47%	1/18/2036	United States	USD	497,312	497,567	(b) (h)
		Octagon Investment Partners Ltd	OCT56 2021-1A E		6.65%	10/16/2034	United States	USD	383,000	378,635	(b) (h)
		Palmer Square CLO Ltd	PFIXD 2019-1A E		7.11%	4/20/2037	United States	USD	930,641	908,480	(b) (h)
		Pikes Peak CLO	PIPK 2021-9A E		6.72%	10/27/2034	United States	USD	405,000	401,663	(b) (h)
		Post CLO	POST 2021-1A E		6.57%	10/15/2034	United States	USD	250,000	250,036	(b) (h)
		PPM CLO 4 Ltd	PPMC 2020-4A ER		6.74%	10/18/2034	United States	USD	332,741	331,964	(b) (h)
		Rad CLO Ltd	RAD 2021-14A E		6.70%	1/15/2035	United States	USD	335,000	334,961	(b) (h)
		Rad CLO Ltd	RAD 2021-15A E		6.42%	1/20/2034	United States	USD	928,117	928,030	(b) (h)
		REESE PARK CLO LTD	RESPK 2020-1A ER		6.74%	10/15/2034	United States	USD	1,375,020	1,375,138	(b) (h)
		Regatta Funding Ltd	REG20 2021-2A E		6.49%	10/15/2034	United States	USD	208,000	206,318	(b) (h)
		Regatta Funding Ltd	REG21 2021-3A E		6.88%	10/20/2034	United States	USD	321,680	321,120	(b) (h)
		Regatta Funding Ltd	REG23 2021-4A E		6.91%	1/20/2035	United States	USD	804,000	804,000	(b) (h)
		Sand Trust 2001-1	SAND 2021-1A E		6.96%	10/15/2034	United States	USD	643,000	636,552	(b) (h)
		Sound Point CLO Ltd	SNDPT 2021-1A E		7.11%	4/25/2034	United States	USD	290,000	282,267	(b) (h)
		Symphony CLO Ltd	SYMP 2020-22A E		6.49%	4/18/2033	United States	USD	598,680	598,348	(b) (h)
		TICP CLO Ltd	TICP 2017-9A E		5.85%	1/20/2031	United States	USD	738,460	725,314	(b) (h)
	Total Asset Backed Securities (Amortized Cost $30,393,628)								30,384,674	$ 30,406,096

		Issuer			Preferred Rate	Maturity Date	Country	Currency	Shares	Fair Value	Footnotes
1.64%	Equity & Other Investments
	0.01%	Application Software
		Med-Metrix					United States	USD	597	$ 37,536	(a) (b)
		Med-Metrix			4.10%	12/16/2050	United States	USD	597	30,765	(a) (b)
	0.05%	Diversified Metals & Mining
		Foresight Energy LLC					United States	USD	17,979	251,814	(a) (b)
	0.14%	Health Care Services
		Affordable Care Inc			11.97%	12/31/2069	United States	USD	677,000	686,973	(a) (b)
		American Vision Partners					United States	USD	49,770	49,670	(a) (b)
	0.71%	Hotels, Resorts & Cruise Lines
		Hilton Grand Vacations Inc					United States	USD	75,777	3,702,464
	0.37%	Leisure Facilities
		Pure Gym Ltd					United Kingdom	GBP	1,416,469	1,904,496	(b)
	0.05%	Residential REITs
		Avenue One PropCo					United States	USD	256,134	256,134	(b)
	0.31%	Specialized REITs
		Pretium Partners LLC P2					United States	USD	1,635,306	1,602,600	(a) (b)
	Total Equity & Other Investments (Cost $8,061,531)								4,129,629	$ 8,522,452

0.02%	Trade Claim
	0.02%	Health Care Facilities
		Quorum Health Corp					United States	USD	212,000	$ 22,875	(a) (b)
	Total Trade Claim (Cost $90,722)								212,000	$ 22,875

133.63%	Total Investments (Cost $702,358,688)								719,670,259	$ 692,927,117
-33.63%	Liabilities Exceeding Other Assets, Net									(174,388,217)
100.00%	Net Assets									$ 518,538,900

The valuation methods and accounting policies used to prepare this Schedule of Investments are consistent with those that are outlined in our Annual Report.
TL	Term loan
DD	Delayed draw term loan
1L	First lien
2L	Second lien
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Non-income producing security.
(d)	Investment is held as collateral for the fund's credit facility.
(e)	Investment is an unfunded or partially funded commitment.
(f)	Effective rate will be established upon settlement.
(g)	Zero coupon bond.
(h)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

The following are the details of the restricted securities held by the Fund:

Issuer	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets
Common Stock
American Vision Partners	49,770	$ 49,770	$ 49,670	9/30/2021	0.01%
Foresight Energy LLC	17,979	200,230	251,814	6/30/2020	0.05%
Med-Metrix	597	29,862	37,536	9/15/2021	0.01%
Pretium Partners LLC P2	1,635,306	1,602,600	1,602,600	12/16/2021	0.31%
High Yield
athenahealth Inc	2,859,000	2,859,000	2,856,498	1/27/2022	0.55%
Douglas Holding AG	8,654,000	10,299,221	9,536,699	3/26/2021	1.84%
Douglas Holding AG	6,597,665	7,859,252	7,094,463	3/26/2021	1.37%
Unifrax I LLC / Unifrax Holding Co	3,573,000	3,573,000	3,517,225	9/15/2021	0.68%
Unifrax I LLC / Unifrax Holding Co	1,674,000	1,674,000	1,624,023	9/15/2021	0.31%
Preferred Stock
Affordable Care Inc	677,000	663,528	686,973	8/2/2021	0.13%
Med-Metrix	597	29,862	30,765	9/15/2021	0.01%
Revolver
3Pillar Global Inc	186,240	-	(913)	11/23/2021	0.00%
Affordable Care Inc	177,081	-	(1,027)	8/2/2021	0.00%
American Vision Partners	158,140	-	(1,392)	9/30/2021	0.00%
Foundation Risk Partners Corp	141,750	(2,034)	(1,233)	10/29/2021	0.00%
PartsSource Inc	87,104	(921)	(1,481)	10/18/2021	0.00%
SAMBA Safety Inc	41,810	(389)	-	9/1/2021	0.00%
SavATree LLC	128,932	(925)	(1,135)	10/12/2021	0.00%
Time Manufacturing Co	153,560	83,760	80,274	12/1/2021	0.02%
Leveraged Loans
3Pillar Global Inc	620,800	(6,010)	(3,042)	11/23/2021	0.00%
3Pillar Global Inc	1,955,513	1,936,583	1,945,931	11/23/2021	0.38%
Affordable Care Inc	1,599,937	1,585,083	1,590,657	8/2/2021	0.31%
Affordable Care Inc	599,463	(1,284)	805	8/2/2021	0.00%
Alera Group Intermediate Holdings Inc	540,718	(5,305)	(6,002)	12/16/2021	0.00%
Alera Group Intermediate Holdings Inc	661,871	655,573	654,524	9/30/2021	0.13%
Alera Group Intermediate Holdings Inc	188,045	179,846	179,548	9/30/2021	0.03%
Amentum Services Inc	2,767,140	2,684,126	2,682,466	11/29/2021	0.52%
American Vision Partners	1,924,467	1,906,311	1,907,531	9/30/2021	0.37%
American Vision Partners	790,690	(7,459)	(6,958)	9/30/2021	0.00%
athenahealth Inc	367,585	365,747	366,283	1/27/2022	0.07%
athenahealth Inc	54,442	-	(193)	1/27/2022	0.00%
Belk Inc	53,180	52,551	53,192	2/24/2021	0.01%
Belk Inc	937,266	550,163	687,719	2/24/2021	0.13%
Encora Digital Inc	398,160	(7,829)	(6,729)	12/20/2021	0.00%
Encora Digital Inc	437,979	425,033	424,840	12/20/2021	0.08%
Encora Digital Inc	1,652,370	1,619,880	1,624,445	12/20/2021	0.31%
Flint Group GmbH	5,105,821	5,851,825	5,703,874	10/22/2020	1.10%
Flint Group GmbH	282,859	273,700	281,621	3/9/2021	0.05%
Flint Group GmbH	1,703,796	1,648,629	1,696,342	3/9/2021	0.33%
Flint Group GmbH	104,697	113,683	116,960	10/22/2020	0.02%
Flint Group GmbH	906,620	1,050,121	1,012,814	10/22/2020	0.20%
Flint Group GmbH	665,051	764,397	742,950	11/5/2020	0.14%
Flint Group GmbH	52,261	59,465	58,382	11/5/2020	0.01%
Flint Group GmbH	115,936	132,600	129,515	11/5/2020	0.02%
Foresight Energy LLC	123,393	123,393	123,393	6/30/2020	0.02%
Foundation Risk Partners Corp	291,830	162,545	164,221	10/29/2021	0.03%
Foundation Risk Partners Corp	1,342,420	1,323,032	1,330,741	10/29/2021	0.26%
Integrity Marketing Group LLC	2,952,345	(42,336)	(22,143)	12/3/2021	0.00%
Med-Metrix	1,267,446	1,255,576	1,271,376	9/15/2021	0.25%
Med-Metrix	635,312	(5,950)	1,969	9/15/2021	0.00%
Misys Ltd	3,153,412	3,143,239	3,147,074	12/24/2018	0.61%
Misys Ltd	9,735,446	9,838,347	9,757,399	1/25/2021	1.88%
Novotech Pty Ltd	266,244	(5,941)	(5,990)	1/14/2022	0.00%
Novotech Pty Ltd	1,579,895	1,114,695	1,091,257	1/14/2022	0.21%
Novotech Pty Ltd	1,144,851	1,119,304	1,119,092	1/14/2022	0.22%
Opendoor Labs Inc	11,000,000	4,886,391	4,886,391	10/1/2021	0.94%
Parts Town LLC	1,297,572	1,284,984	1,283,299	11/10/2021	0.25%
Parts Town LLC	1,776,064	1,767,863	1,756,528	11/10/2021	0.34%
PartsSource Inc	464,562	(10,189)	(7,898)	10/18/2021	0.00%
PartsSource Inc	1,335,616	1,321,227	1,312,911	10/18/2021	0.25%
Pretium Partners LLC P2	3,270,612	3,206,252	3,205,200	12/16/2021	0.62%
SAMBA Safety Inc	470,320	465,945	471,120	9/1/2021	0.09%
SAMBA Safety Inc	104,520	(972)	178	9/1/2021	0.00%
SavATree LLC	154,719	(1,110)	(1,362)	10/12/2021	0.00%
SavATree LLC	850,954	845,129	843,465	1/13/2022	0.16%
SitusAMC Holdings Corp	2,236,030	2,214,088	2,213,700	12/22/2021	0.43%

Time Manufacturing Co	279,199	(3,052)	(6,338)	12/1/2021	0.00%
Time Manufacturing Co	600,000	664,191	660,071	12/1/2021	0.13%
Time Manufacturing Co	930,733	910,384	909,605	12/1/2021	0.18%
Vantage Specialty Chemicals Inc	13,179,626	12,838,027	12,985,226	11/18/2019	2.50%
Vantage Specialty Chemicals Inc	1,045,139	979,398	1,026,849	10/20/2017	0.20%
Trade Claim
Quorum Health Corp	212,000	90,722	22,875	6/1/2018	0.00%

Total		$ 100,232,427	$ 98,739,043